Vanguard LifeStrategy Moderate Growth Fund Expense Example - ETF Prospectus [Member] - Vanguard LifeStrategy Moderate Growth Fund - Investor Shares	Jan. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 10
Expense Example, with Redemption, 3 Years	32
Expense Example, with Redemption, 5 Years	56
Expense Example, with Redemption, 10 Years	$ 128